Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Strategic High Yield Tax-Free Fund

DWS Managed Municipal Bond Fund

DWS Strategic High Yield Tax-Free Fund

Chad Farrington has been added as a portfolio manager of the fund and, together with A. Gene Caponi, Ashton P. Goodfield, Carol L. Flynn and Michael J. Generazo, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Strategic High Yield Tax-Free Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Chad Farrington is provided as of December 31, 2018 and the information for A. Gene Caponi, Ashton P. Goodfield, Carol L. Flynn and Michael J. Generazo is provided as of May 31, 2018:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
A. Gene Caponi	$10,001 - $50,000	$100,001 - $500,000
Ashton P. Goodfield	$10,001 - $50,000	$500,001 - $1,000,000
Carol L. Flynn	$0	$50,001 - $100,000
Chad Farrington	$0	$0
Michael J. Generazo	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
A. Gene Caponi	1	$136,691,711	0	$0
Ashton P. Goodfield	8	$8,690,933,831	0	$0
Carol L. Flynn	1	$136,691,711	0	$0
Chad Farrington	2	$4,216,033,535	0	$0
Michael J. Generazo	3	$6,032,733,636	0	$0

February 11, 2019
SAISTKR-05

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
A. Gene Caponi	0	$0	0	$0
Ashton P. Goodfield	0	$0	0	$0
Carol L. Flynn	0	$0	0	$0
Chad Farrington	0	$0	0	$0
Michael J. Generazo	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
A. Gene Caponi	0	$0	0	$0
Ashton P. Goodfield	0	$0	0	$0
Carol L. Flynn	0	$0	0	$0
Chad Farrington	0	$0	0	$0
Michael J. Generazo	3	$54,259,409	0	$0

DWS Managed Municipal Bond Fund

Chad Farrington has been added as a portfolio manager of the fund and, together with Ashton P. Goodfield, Matthew J. Caggiano, and Michael J. Generazo, is responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS Managed Municipal Bond Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Chad Farrington is provided as of December 31, 2018 and the information for Ashton P. Goodfield, Matthew J. Caggiano, and Michael J. Generazo is provided as of May 31, 2018:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Ashton P. Goodfield	$100,001 - $500,000	$500,001 - $1,000,000
Matthew J. Caggiano	$10,001 - $50,000	$50,001 - $100,000
Chad Farrington	$0	$0
Michael J. Generazo	$10,001 - $50,000	$10,001 - $50,000

February 11, 2019
SAISTKR-05

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	8	$5,743,879,662	0	$0
Matthew J. Caggiano	4	$3,044,939,256	0	$0
Chad Farrington	2	$1,374,033,708	0	$0
Michael J. Generazo	2	$1,410,565,154	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Ashton P. Goodfield	0	$0	0	$0
Matthew J. Caggiano	1	$31,391,772	0	$0
Chad Farrington	0	$0	0	$0
Michael J. Generazo	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Ashton P. Goodfield	0	$0	0	$0
Matthew J. Caggiano	4	$2,450,952,319	0	$0
Chad Farrington	0	$0	0	$0
Michael J. Generazo	3	$54,259,409	0	$0

Please Retain This Supplement for Future Reference

February 11, 2019
SAISTKR-05